Contingent consideration narative (Details) R in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2025 ZAR (R) $ / oz oz	Jun. 30, 2024 ZAR (R)	Jun. 30, 2023 ZAR (R)	Oct. 06, 2022 USD ($)
Disclosure of contingent consideration liabilities [line items]
Contingent consideration Liabilities Recognised	R 1,457	R 965	R 589
Remeasurement of Mponeng contingent consideration	427	291
Remeasurement of Eva Copper contingent consideration	403	R 193
Remeasurement of Eva Copper contingent consideration due to declaration of additional mineral resources	R 264
Mponeng
Disclosure of contingent consideration liabilities [line items]
Discount rate applied to cash flow projections	10.80%	10.50%
Contingent consideration Liabilities Recognised	R 676	R 587
Eva Copper operations and related assets
Disclosure of contingent consideration liabilities [line items]
Discount rate applied to cash flow projections	11.40%	11.40%
Contingent consideration Liabilities Recognised	R 781	R 378
Eva Copper operations and related assets | Cap
Disclosure of contingent consideration liabilities [line items]
Contingent Consideration Payable via 10% of net incremental revenue above US$3.80/Ib Cu | $				$ 30
Contingent Consideration Payable on New Copper Using US$0.03/Ib Cu | $				$ 30
Mponeng operations and related assets
Disclosure of contingent consideration liabilities [line items]
Contingent Consideration Payable Upon Exceeding 250 000 Ounces Per Year | $ / oz	260
Ounces Gold Production Per Annum | oz	250,000
Contingent Consideration Payable on Ounces From Levels Below Current Infrastructure | $ / oz	20